Annual Total Returns	0 Months Ended
Apr. 30, 2013
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO All Asset Portfolio) | Administrative Class
Bar Chart Table:
Annual Return 2004	11.49%
Annual Return 2005	6.23%
Annual Return 2006	4.66%
Annual Return 2007	8.33%
Annual Return 2008	(15.84%)
Annual Return 2009	21.57%
Annual Return 2010	13.09%
Annual Return 2011	1.95%
Annual Return 2012	14.95%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO CommodityRealReturn® Strategy Portfolio) | Administrative Class
Bar Chart Table:
Annual Return 2005	19.08%
Annual Return 2006	(3.10%)
Annual Return 2007	23.24%
Annual Return 2008	(43.79%)
Annual Return 2009	41.53%
Annual Return 2010	24.52%
Annual Return 2011	(7.56%)
Annual Return 2012	5.39%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Emerging Markets Bond Portfolio) | Administrative Class
Bar Chart Table:
Annual Return 2003	31.63%
Annual Return 2004	12.11%
Annual Return 2005	10.75%
Annual Return 2006	9.25%
Annual Return 2007	5.80%
Annual Return 2008	(14.57%)
Annual Return 2009	30.51%
Annual Return 2010	12.15%
Annual Return 2011	6.32%
Annual Return 2012	17.87%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Foreign Bond Portfolio (Unhedged)) | Administrative Class
Bar Chart Table:
Annual Return 2009	4.09%
Annual Return 2010	9.47%
Annual Return 2011	8.53%
Annual Return 2012	5.50%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)) | Administrative Class
Bar Chart Table:
Annual Return 2003	2.26%
Annual Return 2004	5.56%
Annual Return 2005	5.15%
Annual Return 2006	2.19%
Annual Return 2007	3.62%
Annual Return 2008	(2.39%)
Annual Return 2009	15.60%
Annual Return 2010	8.49%
Annual Return 2011	6.76%
Annual Return 2012	10.85%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Global Advantage® Strategy Bond Portfolio) | Administrative Class
Bar Chart Table:
Annual Return 2012	6.19%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Global Bond Portfolio (Unhedged)) | Administrative Class
Bar Chart Table:
Annual Return 2003	14.43%
Annual Return 2004	10.59%
Annual Return 2005	(6.62%)
Annual Return 2006	4.63%
Annual Return 2007	9.73%
Annual Return 2008	(0.85%)
Annual Return 2009	16.84%
Annual Return 2010	11.64%
Annual Return 2011	7.56%
Annual Return 2012	6.94%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Global Multi-Asset Portfolio) | Administrative Class
Bar Chart Table:
Annual Return 2010	11.36%
Annual Return 2011	(1.73%)
Annual Return 2012	8.87%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO High Yield Portfolio) | Administrative Class
Bar Chart Table:
Annual Return 2003	22.85%
Annual Return 2004	9.54%
Annual Return 2005	4.11%
Annual Return 2006	9.08%
Annual Return 2007	3.50%
Annual Return 2008	(23.51%)
Annual Return 2009	40.26%
Annual Return 2010	14.46%
Annual Return 2011	3.34%
Annual Return 2012	14.30%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Long-Term U.S. Government Portfolio) | Administrative Class
Bar Chart Table:
Annual Return 2003	3.90%
Annual Return 2004	7.57%
Annual Return 2005	4.75%
Annual Return 2006	1.15%
Annual Return 2007	9.75%
Annual Return 2008	17.29%
Annual Return 2009	(4.39%)
Annual Return 2010	11.60%
Annual Return 2011	27.83%
Annual Return 2012	4.43%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Low Duration Portfolio) | Administrative Class
Bar Chart Table:
Annual Return 2003	2.34%
Annual Return 2004	1.85%
Annual Return 2005	1.01%
Annual Return 2006	3.97%
Annual Return 2007	7.36%
Annual Return 2008	(0.42%)
Annual Return 2009	13.32%
Annual Return 2010	5.29%
Annual Return 2011	1.11%
Annual Return 2012	5.85%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Money Market Portfolio) | Administrative Class
Bar Chart Table:
Annual Return 2003	0.72%
Annual Return 2004	0.89%
Annual Return 2005	2.77%
Annual Return 2006	4.61%
Annual Return 2007	4.86%
Annual Return 2008	2.24%
Annual Return 2009	0.11%
Annual Return 2010	0.05%
Annual Return 2011	0.06%
Annual Return 2012	0.06%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Real Return Portfolio) | Administrative Class
Bar Chart Table:
Annual Return 2003	8.83%
Annual Return 2004	8.91%
Annual Return 2005	2.09%
Annual Return 2006	0.70%
Annual Return 2007	10.63%
Annual Return 2008	(7.03%)
Annual Return 2009	18.36%
Annual Return 2010	8.10%
Annual Return 2011	11.66%
Annual Return 2012	8.75%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Short-Term Portfolio) | Administrative Class
Bar Chart Table:
Annual Return 2003	2.05%
Annual Return 2004	1.30%
Annual Return 2005	2.52%
Annual Return 2006	4.27%
Annual Return 2007	4.49%
Annual Return 2008	(0.31%)
Annual Return 2009	7.80%
Annual Return 2010	2.11%
Annual Return 2011	0.51%
Annual Return 2012	2.78%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Total Return Portfolio) | Administrative Class
Bar Chart Table:
Annual Return 2003	5.04%
Annual Return 2004	4.89%
Annual Return 2005	2.45%
Annual Return 2006	3.84%
Annual Return 2007	8.74%
Annual Return 2008	4.79%
Annual Return 2009	14.04%
Annual Return 2010	8.11%
Annual Return 2011	3.61%
Annual Return 2012	9.59%
(PIMCO Variable Insurance Trust – Administrative) | (PIMCO Unconstrained Bond Portfolio) | Administrative Class
Bar Chart Table:
Annual Return 2012	7.75%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO All Asset Portfolio) | Institutional Class
Bar Chart Table:
Annual Return 2007	8.43%
Annual Return 2008	(15.70%)
Annual Return 2009	21.73%
Annual Return 2010	13.31%
Annual Return 2011	2.08%
Annual Return 2012	15.11%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)) | Institutional Class
Bar Chart Table:
Annual Return 2003	2.39%
Annual Return 2004	5.68%
Annual Return 2005	5.28%
Annual Return 2006	2.34%
Annual Return 2007	3.77%
Annual Return 2008	(2.25%)
Annual Return 2009	15.77%
Annual Return 2010	8.64%
Annual Return 2011	6.91%
Annual Return 2012	11.00%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Global Bond Portfolio (Unhedged)) | Institutional Class
Bar Chart Table:
Annual Return 2007	9.89%
Annual Return 2008	(0.69%)
Annual Return 2009	17.01%
Annual Return 2010	11.81%
Annual Return 2011	7.72%
Annual Return 2012	7.10%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO High Yield Portfolio) | Institutional Class
Bar Chart Table:
Annual Return 2003	23.08%
Annual Return 2004	9.71%
Annual Return 2005	4.26%
Annual Return 2006	9.24%
Annual Return 2007	3.66%
Annual Return 2008	(23.39%)
Annual Return 2009	40.47%
Annual Return 2010	14.63%
Annual Return 2011	3.49%
Annual Return 2012	14.47%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Long-Term U.S. Government Portfolio) | Institutional Class
Bar Chart Table:
Annual Return 2003	4.05%
Annual Return 2004	7.73%
Annual Return 2005	4.90%
Annual Return 2006	1.30%
Annual Return 2007	9.90%
Annual Return 2008	17.47%
Annual Return 2009	(4.24%)
Annual Return 2010	11.77%
Annual Return 2011	28.02%
Annual Return 2012	4.59%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Low Duration Portfolio) | Institutional Class
Bar Chart Table:
Annual Return 2003	2.49%
Annual Return 2004	2.00%
Annual Return 2005	1.16%
Annual Return 2006	4.13%
Annual Return 2007	7.52%
Annual Return 2008	(0.27%)
Annual Return 2009	13.49%
Annual Return 2010	5.45%
Annual Return 2011	1.26%
Annual Return 2012	6.01%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Money Market Portfolio) | Institutional Class
Bar Chart Table:
Annual Return 2003	0.88%
Annual Return 2004	1.06%
Annual Return 2005	2.93%
Annual Return 2006	4.78%
Annual Return 2007	5.01%
Annual Return 2008	2.39%
Annual Return 2009	0.14%
Annual Return 2010	0.05%
Annual Return 2011	0.06%
Annual Return 2012	0.06%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Real Return Portfolio) | Institutional Class
Bar Chart Table:
Annual Return 2003	9.00%
Annual Return 2004	9.08%
Annual Return 2005	2.24%
Annual Return 2006	0.86%
Annual Return 2007	10.80%
Annual Return 2008	(6.89%)
Annual Return 2009	18.54%
Annual Return 2010	8.27%
Annual Return 2011	11.83%
Annual Return 2012	8.92%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Short-Term Portfolio) | Institutional Class
Bar Chart Table:
Annual Return 2003	2.20%
Annual Return 2004	1.45%
Annual Return 2005	2.67%
Annual Return 2006	4.43%
Annual Return 2007	4.65%
Annual Return 2008	(0.16%)
Annual Return 2009	7.96%
Annual Return 2010	2.26%
Annual Return 2011	0.66%
Annual Return 2012	2.93%
(PIMCO Variable Insurance Trust – Institutional) | (PIMCO Total Return Portfolio) | Institutional Class
Bar Chart Table:
Annual Return 2003	5.20%
Annual Return 2004	5.05%
Annual Return 2005	2.60%
Annual Return 2006	4.00%
Annual Return 2007	8.90%
Annual Return 2008	4.95%
Annual Return 2009	14.21%
Annual Return 2010	8.27%
Annual Return 2011	3.76%
Annual Return 2012	9.76%
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO All Asset Portfolio) | Advisor Class
Bar Chart Table:
Annual Return 2005	6.03%
Annual Return 2006	4.56%
Annual Return 2007	8.19%
Annual Return 2008	(15.91%)
Annual Return 2009	21.43%
Annual Return 2010	13.00%
Annual Return 2011	1.92%
Annual Return 2012	14.81%
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO CommodityRealReturn® Strategy Portfolio) | Advisor Class
Bar Chart Table:
Annual Return 2007	23.14%
Annual Return 2008	(43.85%)
Annual Return 2009	41.62%
Annual Return 2010	24.25%
Annual Return 2011	(7.54%)
Annual Return 2012	5.12%
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Emerging Markets Bond Portfolio) | Advisor Class
Bar Chart Table:
Annual Return 2007	5.70%
Annual Return 2008	(14.66%)
Annual Return 2009	30.38%
Annual Return 2010	12.03%
Annual Return 2011	6.21%
Annual Return 2012	17.75%
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Foreign Bond Portfolio (Unhedged)) | Advisor Class
Bar Chart Table:
Annual Return 2010	9.37%
Annual Return 2011	8.42%
Annual Return 2012	5.23%
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Global Bond Portfolio (Unhedged)) | Advisor Class
Bar Chart Table:
Annual Return 2007	9.61%
Annual Return 2008	(0.94%)
Annual Return 2009	16.72%
Annual Return 2010	11.53%
Annual Return 2011	7.45%
Annual Return 2012	6.85%
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Global Multi-Asset Portfolio) | Advisor Class
Bar Chart Table:
Annual Return 2010	11.34%
Annual Return 2011	(1.80%)
Annual Return 2012	8.77%
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO High Yield Portfolio) | Advisor Class
Bar Chart Table:
Annual Return 2007	3.40%
Annual Return 2008	(23.59%)
Annual Return 2009	40.12%
Annual Return 2010	14.35%
Annual Return 2011	3.24%
Annual Return 2012	14.18%
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Long-Term U.S. Government Portfolio) | Advisor Class
Bar Chart Table:
Annual Return 2010	11.50%
Annual Return 2011	27.71%
Annual Return 2012	4.33%
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Low Duration Portfolio) | Advisor Class
Bar Chart Table:
Annual Return 2007	7.33%
Annual Return 2008	(0.52%)
Annual Return 2009	13.21%
Annual Return 2010	5.18%
Annual Return 2011	1.01%
Annual Return 2012	5.75%
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Real Return Portfolio) | Advisor Class
Bar Chart Table:
Annual Return 2007	10.53%
Annual Return 2008	(7.13%)
Annual Return 2009	18.24%
Annual Return 2010	8.00%
Annual Return 2011	11.56%
Annual Return 2012	8.64%
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Short-Term Portfolio) | Advisor Class
Bar Chart Table:
Annual Return 2010	2.01%
Annual Return 2011	0.41%
Annual Return 2012	2.67%
(PIMCO Variable Insurance Trust – Advisor/M) | (PIMCO Total Return Portfolio) | Advisor Class
Bar Chart Table:
Annual Return 2007	8.63%
Annual Return 2008	4.69%
Annual Return 2009	13.92%
Annual Return 2010	8.00%
Annual Return 2011	3.50%
Annual Return 2012	9.49%